FINANCIAL RISK MANAGEMENT - Narrative, Collateral Held as Security for Financial Assets (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Collateral Held as Security for Financial Assets [Line Items]
Loans and advances to banks	£ 10,632	£ 7,001
Loans and advances to customers	454,899	448,567
Financial assets at fair value through profit or loss	180,609	206,771
Derivative financial instruments	24,753	22,051
Assets obtained by taking possession of collateral or calling on other credit enhancements	219	86
Net exposure £m
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Collateral Held as Security for Financial Assets [Line Items]
Loans and advances to banks	10,632	7,001
Loans and advances to customers	452,728	447,061
Financial assets at fair value through profit or loss	73,887	89,146
Derivative financial instruments	12,423	10,451
Off balance sheet items	77,678	73,902
Maximum exposure £m
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Collateral Held as Security for Financial Assets [Line Items]
Loans and advances to banks	10,632	7,001
Loans and advances to customers	454,899	448,567
Financial assets at fair value through profit or loss	73,887	89,146
Derivative financial instruments	24,753	22,051
Off balance sheet items	77,678	73,902
Irrevocable loan commitments and contingencies
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Collateral Held as Security for Financial Assets [Line Items]
Fair value of collateral held	16,442	17,149
Loans and advances to banks
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Collateral Held as Security for Financial Assets [Line Items]
Collateral held permitted to be sold or repledged	247	620
Retail non-mortgage | Stage 3 £m
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Collateral Held as Security for Financial Assets [Line Items]
Loans and advances to customers	475	498
Allowance for impairment losses	372	435
Retail non-mortgage | Stage 1 and stage 2
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Collateral Held as Security for Financial Assets [Line Items]
Loans and advances to customers	53,825	49,147
Collateralised loan
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Collateral Held as Security for Financial Assets [Line Items]
Collateral held permitted to be sold or repledged	33,468	52,690
Commercial loans | Stage 3 £m
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Collateral Held as Security for Financial Assets [Line Items]
Loans and advances to customers	410	636
Allowance for impairment losses	160	198
Commercial loans | Stage 3 £m | Accumulated impairment
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Collateral Held as Security for Financial Assets [Line Items]
Fair value of collateral held	484	693
Trading & other financial assets at fair value through profit or loss
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Collateral Held as Security for Financial Assets [Line Items]
Collateral held permitted to be sold or repledged	9,598	15,640
Collateral sold or repledged in absence of default by owner of collateral, at fair value	5,232	7,251
Trading & other financial assets at fair value through profit or loss | Stock borrowing
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Collateral Held as Security for Financial Assets [Line Items]
Collateral held permitted to be sold or repledged	26,368	14,100
Collateral sold or repledged in absence of default by owner of collateral, at fair value	14,375	6,538
Loans and advances to banks | Net amount recognised in the balance sheet
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Collateral Held as Security for Financial Assets [Line Items]
Loans and advances to banks	10,632	7,001
Loans and advances to banks | Cash collateral received/ pledged £m
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Collateral Held as Security for Financial Assets [Line Items]
Loans and advances to banks	2,823	1,731
Loans and advances to customers | Net amount recognised in the balance sheet
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Collateral Held as Security for Financial Assets [Line Items]
Loans and advances to customers	454,899	448,567
Loans and advances to customers | Cash collateral received/ pledged £m
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Collateral Held as Security for Financial Assets [Line Items]
Loans and advances to customers	907	798
Financial assets at fair value through profit or loss
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Collateral Held as Security for Financial Assets [Line Items]
Loans and advances to banks	3,345	4,170
Loans and advances to customers	21,527	25,368
Financial assets at fair value through profit or loss	180,609	206,771
Financial assets at fair value through profit or loss | Net amount recognised in the balance sheet
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Collateral Held as Security for Financial Assets [Line Items]
Financial assets at fair value through profit or loss	180,609	206,771
Financial assets at fair value through profit or loss | Cash collateral received/ pledged £m
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Collateral Held as Security for Financial Assets [Line Items]
Financial assets at fair value through profit or loss	87	20
Derivative assets £m | Net amount recognised in the balance sheet
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Collateral Held as Security for Financial Assets [Line Items]
Derivative financial instruments	24,753	22,051
Derivative assets £m | Cash collateral received/ pledged £m
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Collateral Held as Security for Financial Assets [Line Items]
Derivative financial instruments	3,951	5,658
Reverse Repurchase Agreement | Loans and advances to banks | Net amount recognised in the balance sheet
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Collateral Held as Security for Financial Assets [Line Items]
Loans and advances to banks	3,786	3,532
Reverse Repurchase Agreement | Loans and advances to customers | Net amount recognised in the balance sheet
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Collateral Held as Security for Financial Assets [Line Items]
Loans and advances to customers	41,079	51,221
Reverse Repurchase Agreement | Financial assets at fair value through profit or loss | Net amount recognised in the balance sheet
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Collateral Held as Security for Financial Assets [Line Items]
Financial assets at fair value through profit or loss	11,781	14,921
Reverse Repurchase Agreement | Financial assets at fair value through profit or loss | Cash collateral received/ pledged £m
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Collateral Held as Security for Financial Assets [Line Items]
Financial assets at fair value through profit or loss	£ 87	£ 20